Variable Interest Entities (VIEs) - Summary of Sale and Leaseback Arrangements (Parenthetical) (Detail) $ in Millions		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)
Variable Interest Entity [Line Items]
Term of lease contracts	15 years
West Taurus [Member]
Variable Interest Entity [Line Items]
Term of lease contracts		15 years
SFL Hercules Limited [Member]
Variable Interest Entity [Line Items]
Term of lease contracts		15 years
SFL Linus Limited [Member]
Variable Interest Entity [Line Items]
Repurchase obligation	$ 100	$ 100